Taxation (Details) - Schedule of income tax provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Income Tax Provision [Abstract]
Current income tax expenses	$ 2,182	$ 2,062	$ 4,028
Deferred income tax benefit	(1,951)	(1,124)	(2,276)
Total income tax expense	$ 231	$ 938	$ 1,752